Note 11 - Income Taxes - Components of Net Deferred Tax Asset (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset	$ 15,217	$ 12,413
Deferred tax liability	(2,425)	(5,324)
Net deferred tax asset	12,792	7,089
Financial statement allowance for loan losses in excess of tax allowance	10,129	9,840
Excess of depreciation deducted for tax purposes over the amounts deducted in the financial statements	(2,098)	(2,461)
Financial statement deduction for deferred compensation in excess of deduction for tax purposes	1,347	1,253
Writedown of other real estate not deductible for income tax purposes until sold	0	0
Financial statement income on FHLB stock dividends not recognized for tax purposes	(327)	(327)
Unrealized loss (gain) on securities available-for-sale	2,235	(2,535)
Equity based compensation	1,028	854
Other items, net	478	465
Domestic Tax Authority [Member]
Deferred tax asset	11,604	9,500
Deferred tax liability	(1,822)	(4,000)
State and Local Jurisdiction [Member]
Deferred tax asset	3,613	2,913
Deferred tax liability	$ (603)	$ (1,324)